Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	FTCH
Entity Registrant Name	Farfetch Ltd
Entity Central Index Key	0001740915
Title of 12(b) Security	Class A ordinary shares, par value $0.04 per share
Entity Incorporation, State or Country Code	E9
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity File Number	001-38655
Entity Address, Address Line One	The Bower
Entity Address, Address Line Two	211 Old Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9NR
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	876
Business Contact
Document Information [Line Items]
Contact Personnel Name	James L. MaynardChief Legal Officer & General Counsel
Entity Address, Address Line One	Farfetch Limited
Entity Address, Address Line Two	The Bower
Entity Address, Address Line Three	211 Old Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9NR
Entity Address, Country	GB
Contact Personnel Email Address	IR@farfetch.com
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	351,972,468
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	42,858,080